Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000237872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	: Institutional Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	dfinview.com/GoldmanSachs
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 6,136,719
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 11,999
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$6,136,719
# of Portfolio Holdings	20
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$11,999

C000237871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	: Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	dfinview.com/GoldmanSachs
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 6,136,719
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 11,999
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$6,136,719
# of Portfolio Holdings	20
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$11,999

C000237874
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	: Institutional Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	dfinview.com/GoldmanSachs
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 6,040,542
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 11,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$6,040,542
# of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$11,809

C000237873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	: Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	dfinview.com/GoldmanSachs
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 6,040,542
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 11,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$6,040,542
# of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$11,809

C000237876
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	: Institutional Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	dfinview.com/GoldmanSachs
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 5,746,366
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 11,266
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$5,746,366
# of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$11,266

C000237875
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	: Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	dfinview.com/GoldmanSachs
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 5,746,366
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 11,266
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$5,746,366
# of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$11,266